Organization and Basis of Presentation (Details) - USD ($)		12 Months Ended
	Jul. 05, 2023	Dec. 31, 2023	Aug. 14, 2023
Organizationand Basisof Presentation [Line Items]
Conversion of stock, shares issued	106,782,187
Private Placement [Member]
Organizationand Basisof Presentation [Line Items]
Conversion of stock, shares issued	5,225,000
Common Stock [Member]
Organizationand Basisof Presentation [Line Items]
Conversion of stock, shares issued	186,363,631
Private Dror [Member]
Organizationand Basisof Presentation [Line Items]
Conversion of stock, shares converted	235,089
Series A Preferred Stock [Member]
Organizationand Basisof Presentation [Line Items]
Conversion of stock, shares converted	2,886,364
Conversion of stock, shares issued	7,576,999
Common Stock [Member]
Organizationand Basisof Presentation [Line Items]
Conversion of stock exchange ratio		3677.27%
Additional Paid-in Capital [Member]
Organizationand Basisof Presentation [Line Items]
Net liabilities (in Dollars)			$ 13,730,705
Novint Technologies Inc [Member]
Organizationand Basisof Presentation [Line Items]
Net liabilities (in Dollars)			$ 793,497
Novint Technologies Inc [Member] | Private Dror [Member]
Organizationand Basisof Presentation [Line Items]
Ownership percentage	56.10%